Label	Element	Value
MassMutual RetireSMART by JPMorgan 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMART SM by JPMorgan In Retirement Fund
MassMutual RetireSMART SM by JPMorgan 2020 Fund
MassMutual RetireSMART SM by JPMorgan 2025 Fund
MassMutual RetireSMART SM by JPMorgan 2030 Fund
MassMutual RetireSMART SM by JPMorgan 2035 Fund
MassMutual RetireSMART SM by JPMorgan 2040 Fund
MassMutual RetireSMART SM by JPMorgan 2045 Fund
MassMutual RetireSMART SM by JPMorgan 2050 Fund
MassMutual RetireSMART SM by JPMorgan 2055 Fund
MassMutual RetireSMART SM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated March 18, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMART SM by JPMorgan 2035 Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective March 18, 2022, the following information replaces the information for the MassMutual RetireSMARTSM by JPMorgan 2035 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 82 through 85:
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors who plan to retire around the year 2035 (the target retirement year) and then withdraw their investment in the Fund over time throughout retirement. The Fund is advised by MML Investment Advisers, LLC (“MML Advisers”) and subadvised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation (adjusting the Fund’s specific exposures in response to changes in market conditions). MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds.
The Fund seeks to help investors save for retirement and then, after reaching the target retirement year, withdraw a portion of their investment in the Fund each year until December 31, 2070, the target maturity year. The Fund assumes a person will be at or around age 65 at the target retirement year.
Underlying Funds will include a combination of MassMutual Funds advised by MML Advisers and J.P. Morgan Funds advised by J.P. Morgan or its affiliates, and may also include other, non-affiliated mutual funds. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Fund will typically invest 80% or more of its assets in mutual funds advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan, including typically a 15% to 35% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry.
The Fund’s asset allocation strategy is designed with two main goals in mind: promoting asset accumulation prior to retirement, during the Fund’s “Savings Phase,” and supporting investors withdrawing their investments in the Fund throughout retirement, during the Fund’s “Spending Phase.” As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year and then remaining relatively stable afterwards. The asset allocation strategy during the Savings Phase will generally start with a greater emphasis on equity investments and gradually shift to more emphasis on fixed income investments. During the Spending Phase, the Fund will generally have a greater emphasis on fixed income investments. Because the Fund is a number of years from the beginning of its Spending Phase, its portfolio reflects a greater emphasis on equity investments and less emphasis on fixed income investments than a similar fund whose Spending Phase will begin sooner.

The anticipated strategic target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund’s strategic target allocations based on its position along the glide path as of March 18, 2022 are included in the table following the glide path.
Strategic Target Allocations(1)
Equity	75.60%
U.S. Large Cap Equity	37.07%
U.S. Mid Cap Equity	4.55%
U.S. Small Cap Equity	3.78%
REITs	3.01%
International Equity	18.51%
Emerging Markets Equity	8.68%
Fixed Income	24.40%
U.S. Fixed Income	19.52%
Inflation Managed	0.00%
High Yield Fixed Income	3.43%
Emerging Markets Debt	1.45%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%

(1)
As of March 18, 2022, the Fund utilizes Underlying Funds to implement its strategic target allocations.

Note: Above allocations may not sum up to 100% due to rounding.
The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes.
J.P. Morgan will periodically assess the strategic target allocations shown above, and may make adjustments to them, taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon, and data on the savings and spending behavior of investors. Based on J.P. Morgan’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of J.P. Morgan’s ability to make these modifications, as well as the Fund moving along its glide path each year, the Fund's actual allocations may differ from the strategic target allocations shown above by as much as +/- 15%. In addition, as J.P. Morgan monitors the risk profile of the Fund in various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital.
During the Spending Phase, J.P. Morgan will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the Fund each year until the target maturity year. In connection with this, J.P. Morgan will produce at the beginning of each year an annual “sample withdrawal amount.” The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the target maturity year. It attempts to balance income needs in the current year against the need for income in the future. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase. The sample withdrawal amount will be made available in January of each year at https://www.massmutual.com/funds, and by calling 888-309-3539.
As investors withdraw their investments in the Fund over time during the Spending Phase, the Fund’s assets are expected to decline over time and approach zero in the target maturity year. As assets decline and approach zero, there may be a point before the target maturity year where MML Advisers can no longer manage the Fund in line with its investment goal. In such a case, it is expected that the Fund would be liquidated or merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”), without shareholder approval, at or prior to the target maturity year. J.P. Morgan anticipates that the sample withdrawal amount will increase as a percentage of an investor’s investment over time prior to the target maturity year and that the sample withdrawal amount will be 100% of an investor’s investment in the year 2070. As a result, the Fund and the sample withdrawal amount will be less useful for those who invest closer to the target maturity year. The sample withdrawal amount is not expected to be level from year to year and instead will likely vary each year. If investors choose in a year to withdraw from the Fund an amount equal to the sample withdrawal amount for that year (or any other amount), they will be redeeming shares and their investment in the Fund will be reduced. Calculation of the sample withdrawal amount assumes the reinvestment of all distributions in additional shares of the Fund. If distributions are not reinvested and an investor nonetheless withdraws annually an amount equal to the sample withdrawal amount without adjusting for distributions not reinvested, there will be an increased likelihood that the investor will (i) have insufficient shares for redemption in future years and (ii) exhaust their assets in the Fund prior to the maturity year.
In addition, the sample withdrawal amount is not designed to comply with any required minimum distribution rules applicable to tax deferred retirement accounts nor does it take into account any tax considerations to investors (including, for example, any early withdrawal penalties that may be imposed on investors in tax-deferred retirement accounts). Investors investing through a tax-deferred retirement account subject to a required minimum distribution who redeem shares of the Fund from such account will need to include such redemption amount, as appropriate, in the computation of any annual required minimum distribution.
Many of the assumptions and factors underlying the sample withdrawal amount will be based on estimates and judgments by J.P. Morgan. If those estimates or judgments are inaccurate or incomplete, the withdrawal amount may not accurately reflect the amount that an investor could redeem during the year while still allowing for redemptions in future years. Investors should not consider the Fund a complete solution for their investment or retirement income needs or as a guarantee of income through the target maturity year or over any other period. In making a decision about their investments in the Fund in their individual situations, or in assessing the adequacy of estimated distributions that they may receive at any particular time, investors should consider all of their other assets, income, and investments in addition to their investment in the Fund, and should consult their retirement and tax advisers.
The provision of a sample withdrawal amount is for the purpose of outlining a possible theoretical course of action. The sample withdrawal amount is a generic hypothetical example as of a specific calculation date that does not consider, nor is it based upon, an investor’s specific circumstances including their age, financial needs, risk tolerance, required minimum distribution amount under the Internal Revenue Code of 1986, as amended (the “Code”), with respect to any year, if any, other assets, and overall investment objectives. The provision of a sample withdrawal amount is not a recommendation or suggestion that any particular redemption amount is advisable for any investor or in any investor’s best interest, nor is it a recommendation regarding any particular course of conduct in any particular situation or with respect to any particular investor. Instead, it will be presented merely for educational purposes so as to give an indication as to the kinds of approaches that may be possible, and each investor should make an independent decision regarding how to proceed based on their own independent analysis, taking into account whatever independent advice from the investor’s professional adviser, tax adviser, or other third parties that the investor may regard as necessary or appropriate to obtain. There can be no assurance that, even if an investor redeems, in each year during the Spending Phase, shares in an amount equal to the sample withdrawal amount for that year, the assets in the investor’s account will be sufficient to support distributions for the entire period through the target maturity year, and it is possible that the investor’s account in the Fund would be exhausted before then.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan (which may include a fund or funds subadvised by J.P. Morgan); the Fund will normally invest no more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan (referred to here as “non-affiliated” funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or were not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, as of March 18, 2022, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may in its absolute discretion modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Equity Asset Fund	17.63%
MassMutual Overseas Fund	9.49%
MassMutual Total Return Bond Fund	8.12%
MassMutual Strategic Bond Fund	8.12%
MassMutual Blue Chip Growth Fund	5.29%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective March 18, 2022, the following risks are added to the Principal Risks for the following funds: MassMutual RetireSMARTSM by JPMorgan 2020 Fund, MassMutual RetireSMARTSM by JPMorgan 2025 Fund, MassMutual RetireSMARTSM by JPMorgan 2030 Fund, MassMutual RetireSMARTSM by JPMorgan 2035 Fund, MassMutual RetireSMARTSM by JPMorgan 2040 Fund, MassMutual RetireSMARTSM by JPMorgan 2045 Fund, MassMutual RetireSMARTSM by JPMorgan 2050 Fund, MassMutual RetireSMARTSM by JPMorgan 2055 Fund, and MassMutual RetireSMARTSM by JPMorgan 2060 Fund.
Sample Withdrawal Amount Risk   The Spending Phase of the Fund is designed for investors in retirement who intend to spend down their holdings in the Fund. There is no guarantee that the Fund will provide sufficient retirement income during the Spending Phase, or that an investor’s account in the Fund will not be exhausted prior to the target maturity year. The sample withdrawal amount for any given year may be zero in order to preserve capital and you may lose money invested in the Fund. You should not rely on the sample withdrawal amount in determining your retirement income needs. Prior to investing in the Fund, you should be aware of the following:
1.
The value of your investment in the Fund will likely decline during the Spending Phase. If you choose to redeem shares in accordance with the sample withdrawal amount (or any other amount) and the Fund outperforms after you have redeemed shares, you will not participate in the appreciation of assets on the amount you redeemed. The long-term risk and return target of the Fund in any given year, including any income and gain from investments earned by the Fund, is not designed to provide an investment return equal to or greater than the sample withdrawal amount for such year.

2.
J.P. Morgan will seek to manage the overall volatility of the Fund during the Spending Phase, but it may not be successful in doing so, and the Fund’s risk profile may be more or less aggressive from year to year. Your risk tolerance may change over time, and J.P. Morgan may change the Fund’s long-term risk and return target, including, but not limited to, in response to market events. For example, to the extent that market performance leads the Fund to underperform (outperform) the long-term risk and return target for a given year, it may lead to a decrease (increase) in the sample withdrawal amount or an increase (decrease) in the long-term risk and return target in subsequent years. It is important that you re-evaluate your investment in the Fund periodically.

3.
The sample withdrawal amount is calculated on the basis of the information considered by J.P. Morgan as of the applicable calculation date. Once a sample withdrawal amount is set for a given year, J.P. Morgan does not expect to modify it during the year. Rather, any changes to the sample withdrawal amount, including changes to account for unexpected factors, including market performance, will be made in the next annual calculation.

4.
The sample withdrawal amount calculation assumes the reinvestment of distributions in additional shares of the Fund. As a result, if you do not reinvest distributions and you withdraw from the Fund in any year an amount equal to the sample withdrawal amount without adjusting for distributions not reinvested, you will increase the likelihood that the value of your investment in the Fund will be exhausted prior to the target maturity year.

Maturity Date and Redemption Risk   Even if all shareholders limit their withdrawals from the Fund to the sample withdrawal amounts provided by J.P. Morgan from time to time, there can be no assurance that the Fund will have sufficient assets to make distributions to shareholders throughout the entire Spending Phase. The Fund’s assets will decline over time and reach zero on or before the maturity date. If the Fund’s assets decline more rapidly than anticipated, the Fund may have insufficient assets to make payments to shareholders at previously anticipated levels throughout the entire Spending Phase. As the Fund’s assets decline and approach zero, the Fund might be liquidated, if for example MML Advisers were to determine that the Fund can no longer be managed consistent with its investment objective. In addition, as assets in the Fund decline, Fund expenses will be spread over a smaller asset base, potentially causing an increase in the Fund’s expense ratio. In order to accommodate investors redeeming shares, the Fund may sell securities at times when it would not otherwise do so, which may adversely affect the Fund’s performance. These transactions may result in higher portfolio turnover, accelerate the realization of taxable income if sales of securities result in capital gains or other income, and increase transaction costs. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of shareholders redeeming shares.